Expense Example {- Fidelity Advisor Freedom® 2055 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-10 - Fidelity Advisor Freedom® 2055 Fund - Class Z6	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628